Annual Total Returns (Vanguard Global Minimum Volatility Fund - Investor Shares Retail) (Vanguard Global Minimum Volatility Fund, Vanguard Global Minimum Volatility Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Investor Shares
Annual Total Return
2014	13.74%